EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 16, 2011 (Accession No. 0001193125-11-34339), to the Prospectus dated May 1, 2011, for the EQ/EQ/Calvert Socially Responsible Portfolio, EQ/ Common Stock Index Portfolio and EQ/Van Kampen Comstock Portfolio, three series of EQ Advisors Trust.